Intangible and other long-term assets (Schedule of Balances) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 2,260,095	$ 2,270,914
Other assets		75,022	29,138
Intangible and other non-current assets, net		2,335,117	2,300,052	$ 2,471,548
Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[1]	116,335	127,154
Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[2]	2,143,760	2,143,760
Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 101,657	$ 105,879
Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization period (years)		12	12
Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 14,678	$ 21,275
Amortization period (years)		20	20
Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization period (years)		9	9
Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	$ 329,600	$ 329,600
Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	1,814,160	1,814,160
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		4,631,644	4,643,365
Other assets		75,022	29,138
Intangible and other non-current assets, net		4,706,666	4,672,503	4,841,423
Cost [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[1]	282,184	293,905
Cost [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[2]	4,349,460	4,349,460
Cost [Member] | Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		101,657	105,879
Cost [Member] | Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		118,471	123,392
Cost [Member] | Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		62,056	64,634
Cost [Member] | Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		2,205,700	2,205,700
Cost [Member] | Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	329,600	329,600
Cost [Member] | Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	1,814,160	1,814,160
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		2,371,549	2,372,451
Other assets
Intangible and other non-current assets, net		(2,371,549)	(2,372,451)	$ (2,369,875)
Accumulated amortization [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[1]	165,849	166,751
Accumulated amortization [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[2]	2,205,700	2,205,700
Accumulated amortization [Member] | Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		118,471	123,392
Accumulated amortization [Member] | Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		47,379	43,359
Accumulated amortization [Member] | Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 2,205,700	$ 2,205,700

[1]	Intangible assets from the Republic acquisition.
[2]	Intangible assets from the Grupo San acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.